Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2014
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
EGShares Low Volatility Emerging Markets Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility Emerging Markets Dividend ETF
Supplement [Text Block]	egaegst_SupplementTextBlock

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated February 4, 2014 to the Prospectus dated July 29, 2013, for EGShares Low Volatility Emerging Markets Dividend ETF (Ticker: HILO)

The investment objective for the EGShares Low Volatility Emerging Markets Dividend ETF is revised as follows:

“EGShares Low Volatility Emerging Markets Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (the “HILO Underlying Index”).”

The following replaces in its entirety the disclosure appearing in the second paragraph under “FUND SUMMARIES – EGShares Low Volatility Emerging Markets Dividend ETF – Principal Investment Strategies”:

“Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the HILO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILO Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase. The HILO Underlying Index is a dividend yield-weighted stock market index comprised of 30 emerging market companies developed to provide a greater dividend yield and lower relative volatility than the FTSE Emerging Markets Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.”

All references under the sections entitled “FUND SUMMARIES – EGShares Low Volatility Emerging Markets Dividend ETF – Principal Investment Strategies” and “– Principal Risks” to “HILB Underlying Index” are replaced with “HILO Underlying Index.”

The following replaces in its entirety the second paragraph under “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – Investment Strategies - Concentration”:

“Each Underlying Index is comprised of publicly traded firms in their corresponding sectors. In determining whether a publicly traded firm belongs to a specific sector, each Underlying Index, except the HILO Underlying Index, relies on the INDXX Sectoral Classification System (“INDXXSC”), which is a detailed structure to classify companies as per the sector and subsectors. The process allocates companies to the sectors whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine its relevant sector.”

The following replaces in its entirety the second paragraph under “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – Investment Strategies - Concentration – India HILB Underlying Index and HILB Underlying Index”:

“India HILB Underlying Index and HILO Underlying Index. High income low beta companies are generally those with high income (i.e. dividend) producing equity securities with low betas and correlation to traditional market exposures.”

The following replaces in its entirety the disclosure appearing in the last paragraph under “HOW TO BUY AND SELL SHARES – Share Trading Prices”:

“FTSE International Limited (“FTSE”), S&P Dow Jones Indices, their affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.”

The following replaces in its entirety the disclosure appearing under “INDEX PROVIDER”:

“INDEX PROVIDERS

Each Underlying Index, except the HILO Underlying Index, is compiled by INDXX (the “INDXX Underlying Indices”). INDXX is not affiliated with the Funds or EGA. Each Fund, except the EGShares Low Volatility Emerging Markets Dividend ETF, is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each INDXX Underlying Index (the “INDXX Index Calculation Agent”). The INDXX Index Calculation Agent is responsible for the management of the day-to-day operations of the INDXX Underlying Indices, including calculating the value of each INDXX Underlying Index every 15 seconds, widely disseminating the INDXX Underlying Index values every 15 seconds and tracking corporate actions resulting in INDXX Underlying Index adjustments.

The HILO Underlying Index is compiled by FTSE.  FTSE is not affiliated with the Funds or EGA.  EGShares Low Volatility Emerging Markets Dividend ETF is entitled to use the HILO Underlying Index pursuant to a sublicensing  arrangement with EGA, which in turn has a licensing agreement with FTSE.  FTSE or its agent also serves as calculation agent for the HILO Underlying Index (the “FTSE Index Calculation Agent”).  The FTSE Index Calculation Agent is responsible for the management of the day-to-day operations of the HILO Underlying Index, including calculating the value of the HILO Underlying Index every 15 seconds, widely disseminating the HILO Underlying Index values every 15 seconds and tracking corporate actions resulting in HILO Underlying Index adjustments.

The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
INDXX India Consumer Index	IINCO
INDXX India Financial Index	IINFS
INDXX India Healthcare Index	IINHK
INDXX India Industrial Index	IINID
INDXX India Technology	IINQQ
INDXX India Basic Materials Index	IINBA
INDXX India Energy Index	IINEN
INDXX India High Income Low Beta Index	IINLH
INDXX Emerging Markets Food and Agriculture Index	IEATS
FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index	IHILOT

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the INDXX Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the INDXX Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

The EGShares Low Volatility Emerging Markets Dividend ETF is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the HILO Underlying Index (upon which the EGShares Low Volatility Emerging Markets Dividend ETF is based), (ii) the figure at which the HILO Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the HILO Underlying Index for the purpose to which it is being put in connection with the EGShares Low Volatility Emerging Markets Dividend ETF.  None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the HILO Underlying Index to EGA or to its clients.  The HILO Underlying Index is calculated by FTSE or its agent.  None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the HILO Underlying Index vest in FTSE.  “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.”

The following replaces in its entirety the disclosure appearing under “THE INDXX INDICES”:

“THE FTSE AND INDXX INDICES

The index universe (“Index Universe”) for the Underlying Indices, except for the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index and INDXX Emerging Markets Food and Agriculture Index, is defined as all publicly traded stocks domiciled in India. Indian companies in each of the INDXX India Consumer Index, INDXX India Financial Index, INDXX India Healthcare Index, INDXX India Industrial Index, INDXX India Technology Index, INDXX India Basic Materials Index, INDXX India Energy Index and INDXX India High Income Low Beta Index must be traded on more than one exchange. The Index Universe for the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index and INDXX Emerging Markets Food and Agriculture Index is defined as all publicly traded stocks domiciled in Emerging Markets countries, such as Argentina, Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Ukraine, Brazil, China, India, Thailand and Turkey. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the International Monetary Fund.

Specific criteria related to individual indices are applied to the Index Universe.”